Annual Total Returns[BarChart] - Invesco Environmental Focus Municipal Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.41%	10.54%	(4.25%)	13.29%	3.25%	0.54%	4.46%	2.87%	10.05%	5.15%